Financial risk management (Detail 4) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non Derivatives
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 944,719	$ 601,787
Non Derivatives | Less than 6 months
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	941,822	598,195
Non Derivatives | Later than six months and not later than one year [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	449	410
Non Derivatives | Later than one year and not later than two years [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	849	825
Non Derivatives | More than 2 years
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,254	3,033
Non Derivatives | Total Contractual cash flows
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	945,374	602,463
Non Derivatives | Trade and other payables
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	854,436	597,787
Non Derivatives | Trade and other payables | Less than 6 months
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	854,436	597,787
Non Derivatives | Trade and other payables | Later than six months and not later than one year [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Non Derivatives | Trade and other payables | Later than one year and not later than two years [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Non Derivatives | Trade and other payables | More than 2 years
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Non Derivatives | Trade and other payables | Total Contractual cash flows
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	854,436	597,787
Non Derivatives | Financial liabilities
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	86,898	4,000
Non Derivatives | Financial liabilities | Less than 6 months
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	86,898	408
Non Derivatives | Financial liabilities | Later than six months and not later than one year [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	410
Non Derivatives | Financial liabilities | Later than one year and not later than two years [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	825
Non Derivatives | Financial liabilities | More than 2 years
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	3,033
Non Derivatives | Financial liabilities | Total Contractual cash flows
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	86,898	4,676
Non Derivatives | Lease liabilities
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,385
Non Derivatives | Lease liabilities | Less than 6 months
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	488
Non Derivatives | Lease liabilities | Later than six months and not later than one year [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	449
Non Derivatives | Lease liabilities | Later than one year and not later than two years [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	849
Non Derivatives | Lease liabilities | More than 2 years
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,254
Non Derivatives | Lease liabilities | Total Contractual cash flows
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,040
Derivatives [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,567	6,227
Derivatives [member] | Less than 6 months
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,567	6,227
Derivatives [member] | Later than six months and not later than one year [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Derivatives [member] | Later than one year and not later than two years [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Derivatives [member] | More than 2 years
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Derivatives [member] | Total Contractual cash flows
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,567	6,227
Derivatives [member] | Derivative financial instruments
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,567	6,227
Derivatives [member] | Derivative financial instruments | Less than 6 months
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,567	6,227
Derivatives [member] | Derivative financial instruments | Later than six months and not later than one year [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Derivatives [member] | Derivative financial instruments | Later than one year and not later than two years [member]
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Derivatives [member] | Derivative financial instruments | More than 2 years
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Derivatives [member] | Derivative financial instruments | Total Contractual cash flows
Disclosure Of Financial Risk Management [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 1,567	$ 6,227